Schedule of Convertible Debt and Embedded Derivative Conversion (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Host debt instrument [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 11,027
Accretion	19,943
Accretion	(30,970)
Ending Balance
Ending Balance
Embedded conversion feature [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	80,342
Accretion
Accretion	(80,342)
Ending Balance
Ending Balance
Total [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	91,369
Accretion	19,943
Accretion	(111,312)
Ending Balance
Ending Balance